UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22188
Van Kampen Retirement Strategy Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 5/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen 2010 Retirement Strategy Fund
Portfolio of Investments ▪ May 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 100.5%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	4,903	$499,174
Russell Emerging Markets Fund, Class Y	6,385	87,919
Russell International Developed Markets Fund, Class Y	8,125	209,375
Russell Real Estate Securities Fund, Class Y	2,957	66,200
Russell Strategic Bond Fund, Class Y	53,111	498,717
Russell U.S. Core Equity Fund, Class Y	12,502	253,292
Russell U.S. Small & Mid Cap Fund, Class Y	11,890	172,401
Van Kampen American Value Fund, Class I (a)	4,688	81,238
Van Kampen Capital Growth Fund, Class I (a)	6,432	55,896
Van Kampen Core Equity Fund, Class I (a)	6,561	38,841
Van Kampen Emerging Markets Fund, Class I (a)	1,539	16,896
Van Kampen Growth and Income Fund, Class I (a)	4,807	67,352
Van Kampen High Yield Fund, Class I (a)	18,948	156,892
Van Kampen International Growth Fund, Class I (a)	4,541	60,764
Van Kampen Mid Cap Growth Fund, Class I (a)	1,223	22,460

Total Long-Term Investments 100.5% (Cost $2,107,827)		2,287,417

Repurchase Agreements 0.3%
JPMorgan Chase & Co. ($5,724 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 05/29/09, to be sold on 06/01/09 at $5,724)		5,724

Van Kampen 2010 Retirement Strategy Fund
Portfolio of Investments ▪ May 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($276 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/29/09, to be sold on 06/01/09 at $276)	$276

Total Repurchase Agreements 0.3% (Cost $6,000)	6,000

Total Investments 100.8% (Cost $2,113,827)	2,293,417

Liabilities in Excess of Other Assets (0.8%)	(18,776)

Net Assets 100.0%	$2,274,641

Percentages are calculated as a percentage of net assets.

(a) Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
- Level 1 —  quoted prices in active markets for identical investments
- Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
- Level 3 —  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Van Kampen 2010 Retirement Strategy Fund
Portfolio of Investments ▪ May 31, 2009 (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Assets
Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$2,287,417
Level 2 — Other Significant Observable Inputs	6,000
Level 3 — Significant Unobservable Inputs	-0-

Total	$2,293,417

The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen 2015 Retirement Strategy Fund
Portfolio of Investments ▪ May 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 100.9%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	8,289	$843,903
Russell Emerging Markets Fund, Class Y	13,286	182,944
Russell International Developed Markets Fund, Class Y	16,911	435,785
Russell Real Estate Securities Fund, Class Y	8,473	189,716
Russell Strategic Bond Fund, Class Y	89,777	843,004
Russell U.S. Core Equity Fund, Class Y	26,015	527,070
Russell U.S. Small & Mid Cap Fund, Class Y	24,674	357,774
Van Kampen American Value Fund, Class I (a)	9,769	169,298
Van Kampen Capital Growth Fund, Class I (a)	13,291	115,503
Van Kampen Core Equity Fund, Class I (a)	13,652	80,822
Van Kampen Emerging Markets Fund, Class I (a)	3,127	34,336
Van Kampen Growth and Income Fund, Class I (a)	10,019	140,360
Van Kampen High Yield Fund, Class I (a)	23,484	194,447
Van Kampen International Growth Fund, Class I (a)	9,475	126,769
Van Kampen Mid Cap Growth Fund, Class I (a)	2,493	45,795

Total Long-Term Investments 100.9% (Cost $3,896,483)		4,287,526

Repurchase Agreements 0.7%
JPMorgan Chase & Co. ($26,710 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 05/29/09, to be sold on 06/01/09 at $26,710)		26,710

1

Van Kampen 2015 Retirement Strategy Fund
Portfolio of Investments ▪ May 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($1,290 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/29/09, to be sold on 06/01/09 at $1,290)	$1,290

Total Repurchase Agreements 0.7% (Cost $28,000)	28,000

Total Investments 101.6% (Cost $3,924,483)	4,315,526

Liabilities in Excess of Other Assets (1.6%)	(68,698)

Net Assets 100.0%	$4,246,828

     Percentages are calculated as a percentage of net assets.
     (a) Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
–	Level 1	—	quoted prices in active markets for identical investments

–	Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

–	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2

Van Kampen 2015 Retirement Strategy Fund
Portfolio of Investments ▪ May 31, 2009 (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Assets
Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$4,287,526
Level 2 — Other Significant Observable Inputs	28,000
Level 3 —P Significant Unobservable Inputs	-0-

Total	$4,315,526

The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

3

Van Kampen 2020 Retirement Strategy Fund
Portfolio of Investments — May 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 101.1%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	5,712	$581,539
Russell Emerging Markets Fund, Class Y	11,559	159,165
Russell International Developed Markets Fund, Class Y	14,717	379,250
Russell Real Estate Securities Fund, Class Y	9,233	206,720
Russell Strategic Bond Fund, Class Y	61,860	580,866
Russell U.S. Core Equity Fund, Class Y	22,631	458,501
Russell U.S. Small & Mid Cap Fund, Class Y	21,467	311,278
Van Kampen American Value Fund, Class I (a)	8,498	147,272
Van Kampen Capital Growth Fund, Class I (a)	11,562	100,474
Van Kampen Core Equity Fund, Class I (a)	11,879	70,326
Van Kampen Emerging Markets Fund, Class I (a)	2,679	29,412
Van Kampen Growth and Income Fund, Class I (a)	8,716	122,106
Van Kampen International Growth Fund, Class I (a)	8,226	110,060
Van Kampen Mid Cap Growth Fund, Class I (a)	2,180	40,050

Total Long-Term Investments 101.1%
(Cost $3,007,403)		3,297,019

Repurchase Agreements 1.0%
JPMorgan Chase & Co. ($30,526 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 05/29/09, to be sold on 06/01/09 at $30,526)		30,526

Van Kampen 2020 Retirement Strategy Fund
Portfolio of Investments — May 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($1,474 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/29/09, to be sold on 06/01/09 at $1,474)	$1,474

Total Repurchase Agreements 1.0%
(Cost $32,000)	32,000

Total Investments 102.1%
(Cost $3,039,403)	3,329,019

Liabilities in Excess of Other Assets (2.1%)	(67,753)

Net Assets 100.0%	$3,261,266

Percentages are calculated as a percentage of net assets.

(a)     Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen 2020 Retirement Strategy Fund
Portfolio of Investments — May 31, 2009 (Unaudited) continued
     The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$3,297,019
Level 2 — Other Significant Observable Inputs	32,000
Level 3 — Significant Unobservable Inputs	-0-

Total	$3,329,019

The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen 2025 Retirement Strategy Fund
Portfolio of Investments • May 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 99.6%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	4,432	$451,222
Russell Emerging Markets Fund, Class Y	12,602	173,531
Russell International Developed Markets Fund, Class Y	16,046	413,508
Russell Real Estate Securities Fund, Class Y	12,111	271,155
Russell Strategic Bond Fund, Class Y	48,002	450,740
Russell U.S. Core Equity Fund, Class Y	24,675	499,919
Russell U.S. Small & Mid Cap Fund, Class Y	23,407	339,409
Van Kampen American Value Fund, Class I (a)	9,266	160,578
Van Kampen Capital Growth Fund, Class I (a)	12,606	109,548
Van Kampen Core Equity Fund, Class I (a)	12,951	76,670
Van Kampen Emerging Markets Fund, Class I (a)	2,911	31,960
Van Kampen Growth and Income Fund, Class I (a)	9,504	133,152
Van Kampen International Growth Fund, Class I (a)	8,969	120,000
Van Kampen Mid Cap Growth Fund, Class I (a)	2,377	43,673

Total Long-Term Investments 99.6%
(Cost $2,983,056)		3,275,065

Repurchase Agreements 0.9%
JPMorgan Chase & Co. ($29,572 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 05/29/09, to be sold on 06/01/09 at $29,572)		29,572

Van Kampen 2025 Retirement Strategy Fund
Portfolio of Investments • May 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($1,428 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/29/09, to be sold on 06/01/09 at $1,428)	$1,428

Total Repurchase Agreements 0.9%
(Cost $31,000)	31,000

Total Investments 100.5%
(Cost $3,014,056)	3,306,065

Liabilities in Excess of Other Assets (0.5%)	(16,653)

Net Assets 100.0%	$3,289,412

Percentages are calculated as a percentage of net assets.
(a) Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 —	quoted prices in active markets for identical investments

• Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Van Kampen 2025 Retirement Strategy Fund
Portfolio of Investments • May 31, 2009 (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Assets
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$3,275,065
Level 2 - Other Significant Observable Inputs	31,000
Level 3 - Significant Unobservable Inputs	-0-

Total	$3,306,065

The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen 2030 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 99.7%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	2,590	$263,688
Russell Emerging Markets Fund, Class Y	11,534	158,821
Russell International Developed Markets Fund, Class Y	14,912	384,275
Russell Real Estate Securities Fund, Class Y	12,351	276,542
Russell Strategic Bond Fund, Class Y	28,005	262,967
Russell U.S. Core Equity Fund, Class Y	22,635	458,583
Russell U.S. Small & Mid Cap Fund, Class Y	21,702	314,681
Van Kampen American Value Fund, Class I (a)	8,511	147,496
Van Kampen Capital Growth Fund, Class I (a)	11,571	100,555
Van Kampen Core Equity Fund, Class I (a)	11,879	70,325
Van Kampen Emerging Markets Fund, Class I (a)	2,677	29,398
Van Kampen Growth and Income Fund, Class I (a)	8,740	122,451
Van Kampen International Growth Fund, Class I (a)	8,314	111,235
Van Kampen Mid Cap Growth Fund, Class I (a)	2,189	40,204

Total Long-Term Investments 99.7% (Cost $2,462,290)		2,741,221

Repurchase Agreements 2.5%
JPMorgan Chase & Co. ($65,821 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 05/29/09, to be sold on 06/01/09 at $65,822)		65,821

1

Van Kampen 2030 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($3,179 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/29/09, to be sold on 06/01/09 at $3,179)	$3,179

Total Repurchase Agreements 2.5% (Cost $69,000)	69,000

Total Investments 102.2% (Cost $2,531,290)	2,810,221

Liabilities in Excess of Other Assets (2.2%)	(60,225)

Net Assets 100.0%	$2,749,996

Percentages are calculated as a percentage of net assets.

(a)	Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
- Level 1 — quoted prices in active markets for identical investments
- Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
- Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2

Van Kampen 2030 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Assets
Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$2,741,221
Level 2 — Other Significant Observable Inputs	69,000
Level 3 — Significant Unobservable Inputs	-0-

Total	$2,810,221

The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

3

Van Kampen 2035 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 102.9%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	654	$66,584
Russell Emerging Markets Fund, Class Y	7,632	105,093
Russell International Developed Markets Fund, Class Y	8,086	208,370
Russell Real Estate Securities Fund, Class Y	6,145	137,588
Russell Strategic Bond Fund, Class Y	7,084	66,523
Russell U.S. Core Equity Fund, Class Y	12,434	251,912
Russell U.S. Small & Mid Cap Fund, Class Y	11,799	171,086
Van Kampen American Value Fund, Class I (a)	4,670	80,927
Van Kampen Capital Growth Fund, Class I (a)	6,353	55,210
Van Kampen Core Equity Fund, Class I (a)	6,524	38,625
Van Kampen Emerging Markets Fund, Class I (a)	1,796	19,715
Van Kampen Growth and Income Fund, Class I (a)	4,789	67,090
Van Kampen International Growth Fund, Class I (a)	4,520	60,471
Van Kampen Mid Cap Growth Fund, Class I (a)	1,198	22,010

Total Long-Term Investments 102.9% (Cost $1,207,294)		1,351,204

Repurchase Agreements 0.3%
JPMorgan Chase & Co. ($3,816 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 05/29/09, to be sold on 06/01/09 at $3,816)		3,816

1

Van Kampen 2035 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($184 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/29/09, to be sold on 06/01/09 at $184)	$184

Total Repurchase Agreements 0.3% (Cost $4,000)	4,000

Total Investments 103.2% (Cost $1,211,294)	1,355,204

Liabilities in Excess of Other Assets (3.2%)	(41,513)

Net Assets 100.0%	$1,313,691

Percentages are calculated as a percentage of net assets.

(a) Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	— quoted prices in active markets for identical investments

Level 2	— other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2

Van Kampen 2035 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Assets
Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$1,351,204

Level 2 — Other Significant Observable Inputs	4,000

Level 3 — Significant Unobservable Inputs	-0-

Total	$1,355,204

The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

3

Van Kampen 2040 Retirement Strategy Fund
Portfolio of Investments • May 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 106.9%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	403	$41,029
Russell Emerging Markets Fund, Class Y	6,183	85,143
Russell International Developed Markets Fund, Class Y	4,756	122,565
Russell Real Estate Securities Fund, Class Y	3,664	82,041
Russell Strategic Bond Fund, Class Y	4,352	40,868
Russell U.S. Core Equity Fund, Class Y	7,250	146,879
Russell U.S. Small & Mid Cap Fund, Class Y	6,876	99,695
Van Kampen American Value Fund, Class I (a)	2,710	46,968
Van Kampen Capital Growth Fund, Class I (a)	3,723	32,351
Van Kampen Core Equity Fund, Class I (a)	3,893	23,047
Van Kampen Emerging Markets Fund, Class I (a)	1,475	16,200
Van Kampen Growth and Income Fund, Class I (a)	2,780	38,947
Van Kampen International Growth Fund, Class I (a)	2,678	35,826
Van Kampen Mid Cap Growth Fund, Class I (a)	699	12,832

Total Long-Term Investments 106.9%
(Cost $724,671)		824,391

Repurchase Agreements 0.2%
JPMorgan Chase & Co. ($1,908 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 05/29/09, to be sold on 06/01/09 at $1,908)		1,908

1

Van Kampen 2040 Retirement Strategy Fund
Portfolio of Investments • May 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($92 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/29/09, to be sold on 06/01/09 at $92)	$92

Total Repurchase Agreements 0.2%
(Cost $2,000)	2,000

Total Investments 107.1%
(Cost $726,671)	826,391

Liabilities in Excess of Other Assets (7.1%)	(54,982)

Net Assets 100.0%	$771,409

Percentages are calculated as a percentage of net assets.
(a) Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2

Van Kampen 2040 Retirement Strategy Fund
Portfolio of Investments • May 31, 2009 (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Assets
Valuation Inputs	Investments in Securities

Level 1 — Quoted Prices	$824,391
Level 2 — Other Significant Observable Inputs	2,000
Level 3 — Significant Unobservable Inputs	-0-

Total	$826,391

The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

3

Van Kampen 2045 Retirement Strategy Fund
Portfolio of Investments • May 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 105.1%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	393	$40,011
Russell Emerging Markets Fund, Class Y	6,035	83,104
Russell International Developed Markets Fund, Class Y	4,642	119,618
Russell Real Estate Securities Fund, Class Y	3,576	80,059
Russell Strategic Bond Fund, Class Y	4,248	39,887
Russell U.S. Core Equity Fund, Class Y	7,073	143,307
Russell U.S. Small & Mid Cap Fund, Class Y	6,710	97,288
Van Kampen American Value Fund, Class I (a)	2,643	45,810
Van Kampen Capital Growth Fund, Class I (a)	3,633	31,575
Van Kampen Core Equity Fund, Class I (a)	3,798	22,484
Van Kampen Emerging Markets Fund, Class I (a)	1,422	15,616
Van Kampen Growth and Income Fund, Class I (a)	2,717	38,063
Van Kampen International Growth Fund, Class I (a)	2,624	35,113
Van Kampen Mid Cap Growth Fund, Class I (a)	688	12,629

Total Investments 105.1% (Cost $721,105)		804,564

Liabilities in Excess of Other Assets (5.1%)		(39,281)

Net Assets 100.0%		$765,283

Percentages are calculated as a percentage of net assets.

(a)	Affiliated Fund

Van Kampen 2045 Retirement Strategy Fund
Portfolio of Investments • May 31, 2009 (Unaudited) continued
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 —	quoted prices in active markets for identical investments

• Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$804,564
Level 2 — Other Significant Observable Inputs	-0-
Level 3 — Significant Unobservable Inputs	-0-

Total	$804,564

The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen 2050 Retirement Strategy Fund
Portfolio of Investments • May 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 103.5%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	356	$36,244
Russell Emerging Markets Fund, Class Y	5,472	75,346
Russell International Developed Markets Fund, Class Y	4,297	110,744
Russell Real Estate Securities Fund, Class Y	3,365	75,334
Russell Strategic Bond Fund, Class Y	3,927	36,877
Russell U.S. Core Equity Fund, Class Y	6,541	132,515
Russell U.S. Small & Mid Cap Fund, Class Y	6,255	90,697
Van Kampen American Value Fund, Class I (a)	2,457	42,576
Van Kampen Capital Growth Fund, Class I (a)	3,288	28,570
Van Kampen Core Equity Fund, Class I (a)	3,445	20,395
Van Kampen Emerging Markets Fund, Class I (a)	1,289	14,157
Van Kampen Growth and Income Fund, Class I (a)	2,532	35,477
Van Kampen International Growth Fund, Class I (a)	2,367	31,670
Van Kampen Mid Cap Growth Fund, Class I (a)	617	11,333

Total Long-Term Investments 103.5% (Cost $657,207)		741,935

Repurchase Agreements 0.4%
JPMorgan Chase & Co. ($2,862 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 05/29/09, to be sold on 06/01/09 at $2,862)		2,862

1

Van Kampen 2050 Retirement Strategy Fund
Portfolio of Investments • May 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($138 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/29/09, to be sold on 06/01/09 at $138)	$138

Total Repurchase Agreements 0.4% (Cost $3,000)	3,000

Total Investments 103.9% (Cost $660,207)	744,935

Liabilities in Excess of Other Assets (3.9%)	(28,088)

Net Assets 100.0%	$716,847

Percentages are calculated as a percentage of net assets.

(a)	Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2

Van Kampen 2050 Retirement Strategy Fund
Portfolio of Investments • May 31, 2009 (Unaudited) continued
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$741,935
Level 2 — Other Significant Observable Inputs	3,000
Level 3 — Significant Unobservable Inputs	-0-

Total	$744,935

The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

3

Van Kampen In Retirement Strategy Fund
Portfolio of Investments • May 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 92.8%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	8,114	$826,086
Russell Emerging Markets Fund, Class Y	3,698	50,921
Russell International Developed Markets Fund, Class Y	3,235	83,377
Russell Strategic Bond Fund, Class Y	87,764	824,104
Russell U.S. Core Equity Fund, Class Y	7,260	147,081
Russell U.S. Small & Mid Cap Fund, Class Y	6,976	101,155
Van Kampen American Value Fund, Class I (a)	2,726	47,245
Van Kampen Capital Growth Fund, Class I (a)	3,647	31,691
Van Kampen Core Equity Fund, Class I (a)	3,815	22,587
Van Kampen Emerging Markets Fund, Class I (a)	866	9,504
Van Kampen Growth and Income Fund, Class I (a)	2,796	39,171
Van Kampen High Yield Fund, Class I (a)	33,794	279,812
Van Kampen International Growth Fund, Class I (a)	1,773	23,726
Van Kampen Mid Cap Growth Fund, Class I (a)	690	12,671

Total Long-Term Investments 92.8%
(Cost $2,345,879)		2,499,131

Repurchase Agreements 6.9%
JPMorgan Chase & Co. ($176,476 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 05/29/09, to be sold on 06/01/09 at $176,479)		176,476

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($8,524 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/29/09, to be sold on 06/01/09 at $8,524)	$8,524

Total Repurchase Agreements 6.9%
(Cost $185,000)	185,000

Total Investments 99.7%
(Cost $2,530,879)	2,684,131

Other Assets in Excess of Liabilities 0.3%	8,177

Net Assets 100.0%	$2,692,308

Percentages are calculated as a percentage of net assets.

(a)      Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 —	quoted prices in active markets for identical investments

• Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$2,499,131
Level 2 - Other Significant Observable Inputs	185,000
Level 3 - Significant Unobservable Inputs	-0-

Total	$2,684,131

The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Retirement Strategy Trust

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	July 21, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	July 21, 2009

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	July 21, 2009